Directors' Remuneration - Summary of Directors' Remuneration (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 HKD ($)
Executive directors [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	¥ 3,502		¥ 3,551		¥ 3,185
Contributions relating to social insurance, housing fund and retirement scheme	558		677		694
Total	4,060		4,228		3,879
Executive directors [member] | YANG Jie [member]
Disclosure of transactions between related parties [line items]
Directors' fees
Salaries, allowances and bonuses
Contributions relating to social insurance, housing fund and retirement scheme
Total
Executive directors [member] | SHANG Bing [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	867		781		498
Contributions relating to social insurance, housing fund and retirement scheme	134		123		122
Total	1,001		904		620
Executive directors [member] | LI Yue [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	1,000		781		717
Contributions relating to social insurance, housing fund and retirement scheme	163		151		147
Total	1,163		932		864
Executive directors [member] | LIU Aili [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses			592		662
Contributions relating to social insurance, housing fund and retirement scheme			110		141
Total			702		803
Executive directors [member] | DONG Xin [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	890		695
Contributions relating to social insurance, housing fund and retirement scheme	157		145
Total	1,047		840
Executive directors [member] | SHA Yuejia [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	745		702		662
Contributions relating to social insurance, housing fund and retirement scheme	104		148		141
Total	¥ 849		¥ 850		803
Executive directors [member] | XUE Taohail [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses					646
Contributions relating to social insurance, housing fund and retirement scheme					143
Total					¥ 789
Independent non-executive directors [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		$ 1,509		$ 1,640		$ 1,457
Total | $		1,509		1,640		1,457
Independent non-executive directors [member] | WONG Kwong Shing Frank [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		177		470		470
Total | $		177		470		470
Independent non-executive directors [member] | CHENG Mo Chi, Moses [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		460		460		452
Total | $		460		460		452
Independent non-executive directors [member] | CHOW Man Yiu, Paul [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		455		455		405
Total | $		455		455		405
Independent non-executive directors [member] | YIU Kin Wah, Stephen [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		417		255
Total | $		417		$ 255
Independent non-executive directors [member] | LO Ka Shui [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $						130
Total | $						$ 130
Independent non-executive directors [member] | YANG Qiang [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		0
Total | $		$ 0